SYSTEM COMPONENTS, LEASED SYSTEMS, OTHER PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	$ 5,790		$ 5,346
System Components [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	1,273		1,220
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	3,700		3,118
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	211		350
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	428		483
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	135		149
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	43		26
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,843		14,935
Additions	2,695		6,457
Transfer to Leased systems
Reductions	(1,453)		(10,549)
Ending balance	12,085		10,843
Gross carrying amount [member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,220		4,463
Additions	2,336		5,930
Transfer to Leased systems	(1,905)		(836)
Reductions	(378)		(8,337)	[1]
Ending balance	1,273		1,220
Gross carrying amount [member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,227		7,463
Additions
Transfer to Leased systems	1,994		836
Reductions	(727)	[2]	(1,072)	[3]
Ending balance	8,494		7,227
Gross carrying amount [member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,276		1,170
Additions	30		106
Transfer to Leased systems	(89)
Reductions
Ending balance	1,217		1,276
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	814		1,635
Additions	308		301
Transfer to Leased systems
Reductions	(348)		(1,122)
Ending balance	774		814
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	225		135
Additions			90
Transfer to Leased systems
Reductions
Ending balance	225		225
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	81		69
Additions	21		30
Transfer to Leased systems
Reductions			(18)
Ending balance	102		81
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,497		5,604
Additions	1,337		1,536
Reductions	(539)		(1,643)
Ending balance	6,295		5,497
Accumulated depreciation [Member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Reductions
Ending balance
Accumulated depreciation [Member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,109		3,650
Additions	975		976
Reductions	(290)		(517)
Ending balance	4,794		4,109
Accumulated depreciation [Member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	926		857
Additions	80		69
Reductions
Ending balance	1,006		926
Accumulated depreciation [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	331		981
Additions	264		476
Reductions	(249)		(1,126)
Ending balance	346		331
Accumulated depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	76		63
Additions	14		13
Reductions
Ending balance	90		76
Accumulated depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	55		53
Additions	4		2
Reductions
Ending balance	$ 59		$ 55

[1]	Reduction in systems components for the year ended December 31, 2022, mainly includes (a) reclassification to inventory in the amount of $3,837, (b) impairment provision in the amount of $816 and (c) system components sold in the amount of $3,006.
[2]	Derived mainly from returned systems as well as sale of leased systems.
[3]	Derived mainly from returned systems as well as sale of leased systems.